Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Total Current	$ 252	$ 236	$ 106
Deferred:
Total Deferred	(77)	38	(78)
Provision for income taxes	175	274	28
United Kingdom
Current:
Domestic	3	0	(1)
United States
Current:
Foreign	75	41	10
Deferred:
Foreign	(66)	76	(62)
Italy
Current:
Foreign	116	155	66
Deferred:
Foreign	0	(22)	(1)
Other
Current:
Foreign	57	40	31
Deferred:
Foreign	$ (11)	$ (16)	$ (16)